OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) $ / shares in Units, د.إ in Millions, £ in Millions, $ in Millions		6 Months Ended
	Mar. 26, 2018 USD ($) $ / shares	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 AED (د.إ)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Stock conversion ratio		1
New York, Brooklyn, Dallas, Camarillo, Washington DC and Houston
Disclosure of contingent liabilities [line items]
Capital commitments			$ 1,033
London
Disclosure of contingent liabilities [line items]
Capital commitments		£ 171	226
Dubai
Disclosure of contingent liabilities [line items]
Capital commitments			126	د.إ 462
GGP Inc. (GGP)
Disclosure of contingent liabilities [line items]
Business acquisition, share price (in dollars per share) | $ / shares	$ 23.50
Purchase price	$ 9,250
Brookfield Asset Management | Brookfield Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Consideration							$ 4,400
Contributed commitments							$ 1,300
Unfulfilled commitments			170
Brookfield Asset Management | Brookfield Strategic Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Consideration						$ 9,000
Contributed commitments						$ 2,300
Unfulfilled commitments			860
Brookfield Asset Management | BREF
Disclosure of contingent liabilities [line items]
Consideration					$ 2,900
Contributed commitments					$ 400
Unfulfilled commitments			$ 300
Special LP Units
Disclosure of contingent liabilities [line items]
Stock conversion ratio	1
U.S. REIT
Disclosure of contingent liabilities [line items]
Stock conversion ratio	1